Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

Intangible assets consisted of the following:

Description	December 31, 2022	December 31, 2021
Indefinite lived intangible assets:
Domain name	-	20,000
Goodwill	$-	$109,983
Total indefinite lived intangible assets	$-	$129,983

Other intangible assets:
Trademarks	$-	$103,258
Software	-	503,517
Customer list	-	855,073
Non-compete	-	858
Loading rack license	-	-
Technology license	-	2,950,000
Total other intangible assets	$-	$4,412,706
Accumulated amortization	-	(1,205,379)
Total other intangible assets, net	$-	$3,207,327